3 - Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details
Available for Sale Securities, Basis for Valuation	Investment securities available for sale are carried at estimated fair market value.
Proceeds from Sale of Securities, Operating Activities	$ 0	$ 344,000
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	13,765,000	13,855,000
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	23,329	1,016
Gross Losses realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	$ 0
Gross Losses realized from redemptions of investment securities due to the exercise of call provisions by the issuers thereof		$ 11,182